Operating leases - Operating Lease Maturity (Details) $ in Thousands	Jun. 30, 2021 USD ($)
Leases [Abstract]
Due within 1 year	$ 24,293
Due between 1 and 5 years	43,579
Thereafter	6,377
Total future minimum lease payments	74,249
Lease imputed interest	(4,107)
Total	$ 70,142